Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation and Qualifying Accounts [Abstract]
LIFO reserve balance at beginning of year	$ 620,414	$ 456,448	$ 923,362
Additions charged to costs and expenses	142,762	163,966
Deductions			(466,914)
LIFO reserve balance at end of year	$ 763,176	$ 620,414	$ 456,448